Loan receivable, net	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Loan receivable, net

Note 5 — Loan receivable, net

	As of March 31,
	2024	2023

Loan receivable	$679,790	$—
Less: Allowance for doubtful accounts	—	—
Total loan receivable, net	$679,790	$—

The one-year term loan with annual interest of 7% was secured by pledging the real estate property from the borrower.